Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2016	2015
Land	N/A	$25,624	$26,261
Buildings and improvements	3-40 years	96,845	97,496
Fixtures and equipment	1-30 years	47,033	45,044
Transportation equipment	3-15 years	2,917	2,807
Construction in progress	N/A	4,539	5,787
Property and equipment		$176,958	$177,395
Accumulated depreciation		(66,787)	(63,115)
Property and equipment, net		$110,171	$114,280

Schedule of goodwill
The following table reflects goodwill activity, by reportable segment, for fiscal 2016 and 2015:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2014	$451	$18,746	$313	$19,510
Changes in currency translation and other	—	(1,418)	—	(1,418)
Acquisitions(1)	10	—	—	10
Balances as of January 31, 2015	461	17,328	313	18,102
Changes in currency translation and other	—	(1,412)	—	(1,412)
Acquisitions(1)	—	5	—	5
Balances as of January 31, 2016	$461	$15,921	$313	$16,695

(1)	Goodwill recorded for fiscal 2016 and 2015 acquisitions relates to acquisitions that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.

Deferred revenue, by arrangement, disclosure
The following table summarizes membership fee activity for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Deferred membership fee revenue, beginning of year	$759	$641	$575
Cash received from members	1,333	1,410	1,249
Membership fee revenue recognized	(1,348)	(1,292)	(1,183)
Deferred membership fee revenue, end of year	$744	$759	$641